Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 HKD ($)	Jul. 31, 2024	Dec. 14, 2023	May 01, 2015 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Percentage of note payable	50.00%			50.00%	50.00%	50.00%
Bank deposits	$ 6,853,541			$ 500,000			¥ 500,000
Allowance for credit loss	7,909,571	8,016,322
Impairment of inventories	3,959,304	7,238,819	$ 2,711,158
Investment (income) loss for long-term investments	198,176	365,721	(14,072)
Impairment charges for long-term investments		1,450,381	979,426
Government grants received	391,900	380,164	3,048,035
Deferred government	$ 3,049,607	2,816,941
Q&A session fees description	The Company accounts for revenue from sales of graphite anode materials on a gross basis as the Company is responsible for fulfilling the promise to provide the desired products to customers, and is subject to inventory risk before the product ownership and risk are transferred and has the discretion in establishing prices.
Revenue recognized	$ 680,975	341,528	170,061
Cost of goods sold and service	70,795,321	57,453,656	39,476,046
Revenue	64,997,741	45,050,405	38,125,668
Account receivable	28,992,149	8,936,315
Bank of Guizhou [Member]
Summary of Significant Accounting Policies [Line Items]
Bank deposits		1,976,675
SPD Bank [Member]
Summary of Significant Accounting Policies [Line Items]
Bank deposits	1,183,671	205,637
Everbright Bank [Member]
Summary of Significant Accounting Policies [Line Items]
Bank deposits	$ 6,853,541
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Initial terms ranging	2 years			2 years
Remaining term of land use right	40 years
Estimated useful lives	5 years			5 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Initial terms ranging	3 years			3 years
Remaining term of land use right	50 years
Estimated useful lives	10 years			10 years
Product [Member]
Summary of Significant Accounting Policies [Line Items]
Cost of goods sold and service	$ 70,782,649	57,172,626	38,299,090
Revenue	64,365,362	44,384,004	37,583,844
Service [Member]
Summary of Significant Accounting Policies [Line Items]
Cost of goods sold and service	12,672	281,030	1,176,956
Revenue	$ 632,379	$ 666,401	541,824
GMB (Beijing) [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest percentage	49.00%	49.00%
Sunrise Guizhou [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest percentage	59.20%	37.81%
GMB Culture [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest percentage	49.00%	49.00%
Shidong Cloud [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest percentage	25.00%	25.00%
Shidong Trading [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest percentage	40.00%	40.00%
Client One [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue	$ 43,794,051	$ 16,977,973	$ 10,837,501
Account receivable	$ 23,472,843	$ 2,008,773
Client One [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	67.00%	38.00%	28.00%
Client One [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	81.00%	22.00%
Client Two [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue		$ 11,100,114	$ 7,449,250
Account receivable	$ 3,115,577	$ 1,932,857
Client Two [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage		25.00%	20.00%
Client Two [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	11.00%	22.00%
Client Three [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue		$ 4,766,496	$ 7,358,181
Account receivable		$ 1,884,206
Client Three [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage		11.00%	19.00%
Client Three [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage		21.00%
Client Four [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue			$ 7,193,849
Account receivable		$ 1,340,182
Client Four [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage			19.00%
Client Four [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage		15.00%
Board of Directors [Member] | Sunrise Guizhou [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest percentage	39.35%			39.35%